Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Valuation allowance, percentage of deferred tax assets	100.00%
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 22.0
Expiration date	Dec. 31, 2033
State [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 16.2
Expiration date	Dec. 31, 2018